RESTRICTIONS ON CASH AND DUE FROM BANKS (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restriction On Cash and Due From Banks [Abstract]
Restricted cash and cash equivalents	$ 482,000	$ 308,000